General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses
Employee benefit expenses (excluding crew) consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2024	2023	2022
Short term employee benefits	$36,437	$36,768	$46,678
Share based compensation (see Note 14)	62,509	47,340	20,397
	$98,946	$84,108	$67,075